Borrowings - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-Term Debt [Abstract]
2023		$ 7
2024		1,025
2025		1,504
2026		2
2027		1,750
Thereafter		4,000
Total	$ 10,283	$ 8,288	$ 37